Offerings - Offering: 1	May 19, 2026 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00
Maximum Aggregate Offering Price	$ 183,376,179.78
Carry Forward Form Type	S-3
Carry Forward File Number	333-272739
Carry Forward Initial Effective Date	Jun. 16, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 25,324.25
Offering Note	Represents the aggregate amount of $183,376,179.78 that remains unsold of the $400,000,000.00 of common stock that was registered under the Registration Statement on Form S-3 filed with the Securities and Exchange Commission on June 16, 2023 (Registration No. 333-272739) (the "Previous Registration Statement") and the prospectus supplement dated May 8, 2025, which securities have been carried forward to this prospectus supplement under the Previous Registration Statement pursuant to Rule 415(a)(6). Fees for the carried over shares were previously paid pursuant to Rule 457(o) in connection with the registration of those securities. Pursuant to Rule 416 under the Securities Act, the number of shares being registered shall be adjusted to include any additional shares that may become issuable as a result of stock splits, stock dividends or similar transactions.